Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Disclosure Of Deposits [Line Items]
Interest bearing	$ 70,521
Non-interest bearing	75,983
Payables after notice	319,056
Payable on a fixed date	448,578
Total	914,138	$ 910,879	$ 787,327
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	59,732
Non-interest bearing	65,023
Payables after notice	128,035
Payable on a fixed date	320,241
Total	573,031	564,412
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	10,663
Non-interest bearing	10,943
Payables after notice	188,885
Payable on a fixed date	90,236
Total	300,727	301,064
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	126
Non-interest bearing	17
Payables after notice	2,136
Payable on a fixed date	38,101
Total	40,380	45,403
Banks [member]
Disclosure Of Deposits [Line Items]
Interest bearing	4,619
Non-interest bearing	1,626
Payables after notice	1,372
Payable on a fixed date	23,070
Total	30,687	29,587
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	62,401
Non-interest bearing	40,936
Payables after notice	182,402
Payable on a fixed date	285,494
Total	571,233	575,957
Individuals [member]
Disclosure Of Deposits [Line Items]
Interest bearing	3,501
Non-interest bearing	33,421
Payables after notice	135,282
Payable on a fixed date	140,014
Total	$ 312,218	$ 305,335